Employee costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee
Employee costs
Wages and salaries	$ 1,089	$ 1,048	$ 962
Social security costs	157	155	154
Defined benefit plan pension costs/(credit) (Note 21)	23	(23)	48
Defined contribution plan pension costs (Note 21)	47	40	32
Net employee costs	$ 1,316	$ 1,220	$ 1,196
Production | employee	14,528	14,463	14,666
Administration | employee	1,915	1,877	1,986
Total number of employees | employee	16,443	16,340	16,652